Average Annual Total Returns - Delaware Select Growth Fund	Russell 1000® Growth Index 1 year	Russell 1000® Growth Index 5 years	Russell 1000® Growth Index 10 years	Russell 3000® Growth Index 1 year	Russell 3000® Growth Index 5 years	Russell 3000® Growth Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	42.68%	19.50%	14.86%	41.21%	18.85%	14.33%	28.92%	4.20%	4.30%	28.92%	2.03%	1.31%	17.12%	3.22%	2.94%	34.84%	4.66%	4.14%	36.52%	5.18%	4.66%	37.19%	5.71%	5.18%